Taxes on Income (Details) - Schedule of deferred taxes assets and liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax asset
Intangible assets	$ 110	$ 56
Operating lease right of use asset	32
Operating loss carryforward	890	172
Total deferred tax assets	1,032	228
Valuation allowance	(890)	(172)
Total deferred tax assets after valuation allowance	142	56
Differences between tax basis and carrying value of loans		370
Operating lease liability	32
Total deferred tax liability	32	370
Net deferred tax assets (liabilities)	$ 110	$ (314)